Document and Entity Information Document	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	Cushman & Wakefield plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-38611
Entity Central Index Key	0001628369
Amendment Flag	false
Entity Tax Identification Number	98-1193584
Entity Address, Address Line One	125 Old Broad Street
Entity Address, City or Town	London,
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2N 1AR
City Area Code	+44
Local Phone Number	20 3296 3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.10 nominal value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false